Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/25	$285	$346,300
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	265	318,872
City of Huntsville AL GOL
5.00%, 05/01/25	105	126,147
Series E, 5.00%, 11/01/25	115	140,782
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	70	84,392
		1,016,493
Alaska — 0.3%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	70	83,606
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	25	30,288
Series D, 5.00%, 09/01/25	30	36,346
State of Alaska GO, Series B, 5.00%, 08/01/25	160	193,493
		343,733
Arizona — 2.5%
Arizona State University RB
Series A, 5.00%, 07/01/25	80	96,448
Series B, 5.00%, 07/01/25	50	60,280
Arizona Transportation Board RB, 5.00%, 07/01/25	245	296,210
City of Phoenix AZ GO, 5.00%, 07/01/25	470	567,779
City of Phoenix Civic Improvement Corp. RB 5.00%, 07/01/25	365	440,740
Series A, 5.00%, 07/01/25	200	241,511
Series D, 5.00%, 07/01/25	125	149,485
County of Pima AZ GOL, 4.00%, 07/01/25	120	139,644
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	100	120,560
Maricopa County Community College District GO, 5.00%, 07/01/25	305	367,260
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	60	72,395
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	15	18,135
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 01/01/25	335	397,779
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	241,316
University of Arizona (The) RB, 4.00%, 06/01/25	130	150,653
		3,360,195
California — 15.0%
Bay Area Toll Authority RB, 5.00%, 04/01/25	60	71,690
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	49,045
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	65	79,341
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25	100	115,646
5.00%, 10/01/25	190	232,273
California State Public Works Board RB
4.00%, 10/01/25	100	117,305
5.00%, 09/01/25	180	218,808
5.00%, 11/01/25	250	305,782
5.00%, 12/01/25	280	343,529
Series A, 5.00%, 06/01/25	50	60,213
Series B, 5.00%, 04/01/25	25	29,917
Series B, 5.00%, 10/01/25	75	91,453

	Par
Security	(000)	Value

California (continued)
Series C, 5.00%, 11/01/25	$60	$73,388
Series D, 5.00%, 04/01/25	50	59,834
Series D, 5.00%, 06/01/25	100	120,426
California State University RB
Series A, 4.00%, 11/01/25	25	29,491
Series A, 5.00%, 11/01/25	320	392,592
Campbell Union High School District GO,
Series B, 5.00%, 08/01/25	70	85,319
Carmel Unified School District Go, 4.00%, 08/01/25	100	117,401
City & County of San Francisco CA GO, Series R1, 5.00%, 06/15/25	500	604,225
City of Los Angeles CA GO, 5.00%, 09/01/25	100	122,173
City of Los Angeles CA Wastewater System Revenue RB 5.00%, 06/01/25	200	241,044
Series B, 5.00%, 06/01/25	235	283,227
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/25	90	108,415
Series C, 5.00%, 05/15/25	25	30,115
City of Redding CA Electric System Revenue RB, 5.00%, 06/01/25	100	120,282
City of San Francisco CA Public Utilities Commission Water Rev enue RB, 5.00%, 11/01/25	470	576,869
Coast Community College District GO, 5.00%, 08/01/25	50	60,892
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	70	83,280
County of Monterey CA COP, 5.00%, 10/01/25	260	317,983
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/25	170	198,286
Series B, 5.00%, 06/01/25	210	254,005
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	25	30,324
El Camino Community College District Foundation/The, 5.00%, 08/01/25	15	18,245
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	50	48,520
Foothill-De Anza Community College District GO, Series B, 0.00%, 08/01/25 (NPFGC)(a)	100	97,783
Imperial Irrigation District Electric System Revenue RB, 5.00%, 11/01/25	100	122,313
Long Beach Unified School District GO, 5.00%, 08/01/25	100	121,784
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/25	165	200,447
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/25	190	229,357
5.00%, 07/01/25	265	321,206
Series A, 5.00%, 06/01/25	120	145,088
Series A, 5.00%, 07/01/25	60	72,777
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/25	125	153,202
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/25	120	145,200
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	75	90,750
Los Angeles Department of Water & Power System
Revenue RB
Series A, 5.00%, 07/01/25	15	18,150
Series C, 5.00%, 07/01/25	40	48,400
Los Angeles Department of Water RB
5.00%, 07/01/25	35	42,436
Series B, 5.00%, 07/01/25	25	30,312

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Los Angeles Unified School District/CA GO
5.00%, 07/01/25	$365	$441,292
Series A, 5.00%, 07/01/25	835	1,009,531
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	120	117,223
Metropolitan Water District of Southern California RB
2.50%, 07/01/25	315	344,830
5.00%, 07/01/25	355	429,727
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	100	97,476
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	180	176,087
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	24,228
Orange County Water District RB, Series C, 5.00%, 08/15/25	150	183,100
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	560	549,550
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	325	317,223
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	36,430
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	105	102,075
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	31,136
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 12/01/25	135	166,360
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/25	210	255,383
San Diego Community College District GO, 5.00%, 08/01/25	150	182,224
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	140	168,179
San Diego Unified School District/CA GO
Series C-2, 5.50%, 07/01/25 (AGM),	135	166,448
Series D-1, 5.50%, 07/01/25 (NPFGC),	140	172,266
Series J-2, 4.00%, 07/01/25	135	157,229
Series J-2, 5.00%, 07/01/25	80	96,682
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	50	60,717
San Francisco City & County Airport Commission San
Francisco International Airport RB, 5.00%, 05/01/25	245	294,921
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB
Series A, 4.00%, 10/01/25	105	123,598
Series A, 5.00%, 10/01/25	80	97,882
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	170	166,007
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a),	100	98,268
Series B, 0.00%, 09/01/25 (NPFGC)(a),	195	191,623
San Mateo Union High School District GO, 0.00%, 09/01/25 (NPFGC)(a)	300	293,460
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	20	24,181
Sequoia Union High School District GO, 5.00%, 07/01/25	150	182,238
State of California Department of Water Resources RB 5.00%, 12/01/25	460	566,108
Series AW, 5.00%, 12/01/25	100	123,067
Series AX, 5.00%, 12/01/25	195	239,981
State of California GO
4.00%, 03/01/25	20	23,081
4.00%, 09/01/25	200	234,418

	Par
Security	(000)	Value

California (continued)
4.00%, 10/01/25	$65	$76,380
5.00%, 03/01/25	115	137,386
5.00%, 04/01/25	245	293,635
5.00%, 08/01/25	570	691,884
5.00%, 09/01/25	745	907,143
5.00%, 10/01/25	610	745,085
5.00%, 11/01/25	435	532,984
Series A, 5.00%, 08/01/25	380	461,255
Series B, 5.00%, 09/01/25	125	152,205
University of California RB
5.00%, 05/15/25	105	126,085
Series A, 5.00%, 05/15/25	105	126,085
Series AY, 5.00%, 05/15/25	130	156,105
Series I, 5.00%, 05/15/25	400	479,376
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	103,087
		20,463,467
Colorado — 0.7%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	27,084
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	30	35,174
City & County of Denver Co. Airport System Revenue RB,
Series A, 5.00%, 11/15/25	150	182,613
County of Adams Co. COP, 5.00%, 12/01/25	65	79,502
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	25	30,538
Denver City & County School District No. 1 GO 5.00%, 12/01/25 (SAW),	75	92,057
Series A, 5.50%, 12/01/25 (SAW),	85	106,370
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	150	144,931
State of Colorado COP
Series K, 5.00%, 03/15/25	125	148,932
Series L, 5.00%, 03/15/25	25	29,787
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	115	138,435
		1,015,423
Connecticut — 1.9%
State of Connecticut Clean Water Fund - State Revolving Fund
RB, 5.00%, 02/01/25	100	119,214
State of Connecticut GO
4.00%, 06/01/25	150	173,200
Series A, 5.00%, 04/15/25	170	202,710
Series B, 5.00%, 05/15/25	210	251,177
Series B, 5.00%, 06/15/25	100	119,974
Series C, 5.00%, 06/15/25	195	233,949
Series E, 5.00%, 09/15/25	195	236,085
Series F, 5.00%, 11/15/25	300	365,385
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/25	185	218,239
Series A, 5.00%, 08/01/25	20	24,107
Series A, 5.00%, 09/01/25	250	302,247
Series B, 5.00%, 08/01/25	160	192,856
Series B, 5.00%, 10/01/25	170	206,147
		2,645,290
Delaware — 0.6%
City of Wilmington DE GO, 5.00%, 12/01/25	15	18,395
Delaware Transportation Authority RB, 5.00%, 07/01/25	375	453,199

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Delaware (continued)
State of Delaware GO
5.00%, 03/01/25	$100	$119,602
Series 2009C, 5.00%, 10/01/25	65	79,496
Series A, 5.00%, 02/01/25	100	119,214
		789,906
District of Columbia — 1.9%
District of Columbia, Series C, 5.00%, 05/01/25	100	120,234
District of Columbia GO
5.00%, 06/01/25	450	542,781
Series A, 5.00%, 06/01/25	60	72,371
Series D, 5.00%, 06/01/25	165	199,020
Series E, 5.00%, 06/01/25	165	199,020
District of Columbia RB
Series A, 5.00%, 12/01/25	60	73,743
Series C, 5.00%, 10/01/25	490	598,510
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/25	250	305,752
Series B, 5.00%, 10/01/25	125	152,876
Washington Metropolitan Area Transit Authority RB, Series A1, 5.00%, 07/01/25	225	270,493
		2,534,800
Florida — 3.5%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	167,965
County of Miami-Dade FL Aviation Revenue RB 5.00%, 10/01/25	100	121,057
Series B, 5.00%, 10/01/25	125	151,321
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	490	595,515
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	60	73,857
Florida Department of Environmental Protection RB 5.00%, 07/01/25	330	398,653
Series A, 5.00%, 07/01/25	100	120,804
Florida Department of Management Services COP, 5.00%, 08/01/25	230	277,803
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	60	72,395
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	65	77,984
Orange County School Board COP, 5.00%, 08/01/25	50	59,971
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	140	168,610
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	210	250,036
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	240	286,277
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	120	143,621
Series C, 5.00%, 07/01/25	140	167,558
School District of Broward County/FL GO, 5.00%, 07/01/25	150	180,987
State of Florida Department of Transportation RB, 5.00%, 07/01/25	215	260,045
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/25	175	211,407
State of Florida GO
Series A, 5.00%, 06/01/25	205	247,365
Series A, 5.00%, 07/01/25	50	60,451
Series B, 5.00%, 06/01/25	115	138,766
Series B, 5.00%, 07/01/25	10	12,090

	Par
Security	(000)	Value

Florida (continued)
Series C, 5.00%, 06/01/25	$280	$337,865
Series D, 5.00%, 06/01/25	85	102,566
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	85	102,893
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	35	42,678
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	15	18,207
		4,848,747
Georgia — 2.1%
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/25 (AGM),	195	245,511
Series B, 5.00%, 11/01/25	195	238,614
Forsyth County School District GO, 5.00%, 02/01/25	25	29,804
Gwinnett County School District GO, 5.00%, 02/01/25	120	143,057
Metropolitan Atlanta Rapid Transit Authority RB 5.25%, 07/01/25 (NPFGC),	100	121,999
Series A, 4.00%, 07/01/25	160	186,422
Private Colleges & Universities Authority RB
5.00%, 09/01/25	115	140,029
Series B, 5.00%, 10/01/25	390	476,365
State of Georgia GO
5.00%, 02/01/25	85	101,369
5.00%, 07/01/25	125	151,496
Series A, 5.00%, 02/01/25	395	471,069
Series A, 5.00%, 07/01/25	85	103,017
Series A1, 5.00%, 02/01/25	85	101,369
Series C1, 4.00%, 01/01/25	150	172,392
Series C1, 4.00%, 07/01/25	105	122,592
Series E, 5.00%, 12/01/25	100	123,122
		2,928,227
Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	250	301,693
Series B, 5.00%, 07/01/25	65	78,555
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/25	160	195,016
Series B, 5.00%, 09/01/25	225	273,395
Series C, 5.00%, 10/01/25	65	79,225
Series E, 5.00%, 09/01/25	125	151,886
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	170	205,960
State of Hawaii GO
Series EZ, 5.00%, 10/01/25	335	407,966
Series FE, 5.00%, 10/01/25	130	158,315
Series FK, 5.00%, 05/01/25	100	119,906
Series FN, 5.00%, 10/01/25	225	274,007
Series FT, 5.00%, 01/01/25	25	29,599
State of Hawaii State Highway Fund RB, Series A, 4.00%, 01/01/25	75	85,564
University of Hawaii RB, Series B, 5.00%, 10/01/25	45	54,872
		2,415,959
Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	165	196,947

Illinois — 2.0%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	225	264,850
Series C, 5.00%, 01/01/25	115	135,368
Series F, 5.00%, 01/01/25	150	176,566

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Illinois (continued)
Illinois Finance Authority RB
4.00%, 07/01/25	$370	$430,569
5.00%, 07/01/25	190	229,434
5.00%, 12/01/25	200	245,594
State of Illinois GO
5.00%, 01/01/25	155	177,704
5.00%, 02/01/25	75	86,174
5.00%, 10/01/25	100	116,709
5.50%, 05/01/25	210	247,162
Series D, 5.00%, 11/01/25	560	646,839
		2,756,969
Indiana — 0.8%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/25	185	224,816
Indiana Finance Authority RB
5.00%, 02/01/25	105	125,036
Series B, 5.00%, 02/01/25	90	107,174
Series C, 5.00%, 12/01/25	180	220,646
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	55	64,999
Purdue University COP, Series A, 5.00%, 07/01/25	40	48,518
Purdue University RB
5.00%, 07/01/25	100	121,295
Series A, 5.25%, 07/01/25	105	128,515
		1,040,999
Iowa — 0.1%
State of Iowa RB, Series A, 5.00%, 06/01/25	135	162,575

Kansas — 0.6%
Johnson County Public Building Commission RB, Series A, 5.00%, 09/01/25	165	201,249
Johnson County Unified School District No. 512 Shawnee Mission GO, Series B, 5.00%, 10/01/25	175	213,936
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	24,377
State of Kansas Department of Transportation RB 5.00%, 09/01/25	230	279,236
Series A, 5.00%, 09/01/25	105	127,477
		846,275
Louisiana — 0.6%
State of Louisiana GO
Series A, 5.00%, 09/01/25	200	242,510
Series B, 5.00%, 05/01/25	25	29,930
Series B, 5.00%, 08/01/25	315	380,627
State of Louisiana RB, 5.00%, 09/01/25	80	97,004
		750,071
Maine — 0.5%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/25	105	127,218
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/25	165	199,068
Series B, 5.00%, 11/01/25	65	79,469
State of Maine GO, Series B, 5.00%, 06/01/25	285	343,624
		749,379
Maryland — 4.5%
City of Baltimore MD RB
5.00%, 07/01/25	170	204,669
Series A, 5.00%, 07/01/25	90	108,724
County of Anne Arundel MD GOL, 5.00%, 10/01/25	475	580,683
County of Baltimore MD GO, 5.00%, 03/01/25	400	478,048

	Par
Security	(000)	Value

Maryland (continued)
County of Charles MD GO, 5.00%, 10/01/25	$10	$12,220
County of Frederick MD GO, 5.00%, 08/01/25	200	242,866
County of Howard MD GO, Series A, 5.00%, 02/15/25	235	280,367
County of Montgomery MD GO
Series C, 5.00%, 10/01/25	100	122,197
Series D, 4.00%, 11/01/25	490	577,504
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/25	220	266,702
Series B, 5.00%, 07/15/25	35	42,430
State of Maryland Department of Transportation RB
4.00%, 09/01/25	185	217,022
5.00%, 09/01/25	295	359,505
5.00%, 10/01/25	160	195,598
5.00%, 12/01/25	85	104,148
State of Maryland GO
Second Series, 5.00%, 08/01/25	285	345,942
Series A, 5.00%, 03/15/25	125	149,557
Series A, 5.00%, 08/01/25	310	376,287
Series B, 4.00%, 08/01/25	140	163,674
Series B, 5.00%, 08/01/25	480	582,638
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD),	40	46,543
5.00%, 06/01/25 (GTD),	350	422,331
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/25 (GTD)	180	217,198
		6,096,853
Massachusetts — 3.9%
Commonwealth of Massachusetts GO, 5.00%, 01/01/25	200	237,480
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/25	195	236,048
Series B, 5.00%, 04/01/25	75	89,923
Series B, 5.00%, 07/01/25	190	229,995
Series B, 5.25%, 09/01/25 (AGM),	375	461,077
Series C, 5.00%, 08/01/25	230	279,296
Series C, 5.00%, 09/01/25	135	164,450
Series C, 5.00%, 10/01/25	285	348,261
Series D, 5.00%, 07/01/25	175	211,837
Series E, 5.00%, 11/01/25 (AMBAC),	75	91,934
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	165	198,861
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/25	470	569,237
Massachusetts Clean Water Trust (The) RB 5.00%, 08/01/25	620	753,815
Series 22, 5.00%, 08/01/25	70	84,933
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	185	224,823
Series A, 5.00%, 10/15/25	250	306,727
Massachusetts School Building Authority RB
5.00%, 01/15/25	100	118,702
5.00%, 02/15/25	150	178,824
Series C, 5.00%, 08/15/25	250	303,775
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	75	88,926
Massachusetts Water Resources Authority RB 5.00%, 08/01/25	85	103,176
Series B, 5.25%, 08/01/25 (AGM),	15	18,375
Series C, 5.00%, 08/01/25	10	12,138

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Massachusetts (continued)
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	$25	$30,618
		5,343,231
Michigan — 1.2%
Michigan Finance Authority RB
Series A, 5.00%, 12/01/25	45	55,089
Series B, 5.00%, 10/01/25	240	293,398
Michigan State Building Authority RB, Series I, 5.00%, 04/15/25	370	443,593
State of Michigan GO
Series A, 5.00%, 05/01/25	65	77,969
Series B, 4.00%, 11/01/25	120	141,430
State of Michigan RB, 5.00%, 03/15/25	255	302,555
University of Michigan RB, Series A, 5.00%, 04/01/25	210	252,073
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	30,124
		1,596,231
Minnesota — 1.4%
City of Minneapolis MN GO, 4.00%, 12/01/25	150	177,236
County of Hennepin MN GO, Series A, 5.00%, 12/01/25	250	307,532
Metropolitan Council GO, Series A, 5.00%, 03/01/25	65	77,712
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	65	76,902
Series C, 5.00%, 01/01/25	125	148,049
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	110	131,165
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	55	53,388
State of Minnesota GO
Series A, 5.00%, 08/01/25	220	267,592
Series A, 5.00%, 10/01/25	25	30,602
Series B, 5.00%, 10/01/25	75	91,805
Series D, 5.00%, 08/01/25	165	200,694
Series E, 5.00%, 10/01/25	100	122,406
University of Minnesota RB, Series B, 5.00%, 10/01/25	150	183,217
		1,868,300
Mississippi — 0.4%
State of Mississippi GO
Series B, 5.00%, 12/01/25	75	92,057
Series C, 5.00%, 10/01/25	340	414,763
		506,820
Missouri — 0.5%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	85	102,240
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/25	210	252,294
Missouri State Board of Public Buildings RB, Series A, 5.00%, 04/01/25	240	287,532
		642,066
Nebraska — 0.4%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	160	188,611
Series C, 5.00%, 01/01/25	105	123,776
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	59,974
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	25	29,617
Omaha Public Power District RB, Series A, 5.00%, 02/01/25	65	77,260
		479,238

	Par
Security	(000)	Value

Nevada — 1.9%
Clark County School District GOL, Series A, 5.00%, 06/15/25	$350	$415,723
Clark County Water Reclamation District GOL, 5.00%, 07/01/25	370	447,337
County of Clark Department of Aviation RB, 5.00%, 07/01/25	215	258,471
County of Clark NV GOL
5.00%, 11/01/25	170	207,213
Series A, 5.00%, 06/01/25	45	54,019
Series A, 5.00%, 11/01/25	145	176,741
Series B, 5.00%, 06/01/25	50	60,022
Series B, 5.00%, 12/01/25	75	91,694
County of Clark NV RB
5.00%, 07/01/25	80	96,330
Series B, 5.00%, 07/01/25	110	132,454
State of Nevada GOL
5.00%, 05/01/25	135	161,683
Series A, 5.00%, 05/01/25	45	53,894
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	295	362,092
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	55	66,076
Series C, 5.00%, 10/01/25	40	48,650
		2,632,399
New Hampshire — 0.3%
City of Manchester NH GO, 4.00%, 06/15/25	250	289,940
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/25	75	91,019
		380,959
New Jersey — 2.2%
County of Monmouth NJ GO, 5.00%, 07/15/25	170	206,088
Monmouth County Improvement Authority (The) RB, 5.00%, 02/15/25 (GTD)	100	119,172
New Jersey Economic Development Authority RB
Series A, 4.13%, 06/15/25	80	91,737
Series B, 4.00%, 11/01/25 (SAP),	400	461,084
Series D, 5.00%, 06/15/25	30	35,529
New Jersey Educational Facilities Authority RB
5.00%, 07/01/25	100	121,197
Series D, 5.00%, 07/01/25	395	478,728
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	30	35,363
Series A, 5.00%, 06/15/25	25	29,607
Series A, 5.75%, 06/15/25 (NPFGC),	65	79,202
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	85	100,091
Series C-2, 5.50%, 01/01/25 (AMBAC),	335	400,972
State of New Jersey GO
5.00%, 06/01/25	480	572,548
Series A, 5.00%, 06/01/25	220	262,418
		2,993,736
New Mexico — 0.3%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/25	110	132,609
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	102,878
State of New Mexico GO, 5.00%, 03/01/25	60	71,572
State of New Mexico Severance Tax Permanent Fund RB, Series D, 5.00%, 07/01/25	50	60,402
		367,461
New York — 9.6%
City of New York NY GO
5.00%, 08/01/25	505	609,707

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series 1, 5.00%, 08/01/25	$415	$501,046
Series A, 5.00%, 08/01/25	355	428,605
Series C, 4.00%, 08/01/25	160	186,042
Series C, 5.00%, 08/01/25	715	863,248
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	25	29,999
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	114,202
Metropolitan Transportation Authority RB 5.00%, 11/15/25	70	84,771
Series A, 5.00%, 11/15/25	105	127,156
Series B, 5.00%, 11/15/25	445	521,607
Series C-1, 5.00%, 11/15/25	45	52,747
Series F, 5.00%, 11/15/25	180	210,987
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/25 (SAW),	100	121,036
Series S-2A, 5.00%, 07/15/25 (SAW),	105	127,088
Series S-3, 5.00%, 07/15/25 (SAW),	250	302,590
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	100	115,917
5.00%, 02/01/25	50	59,497
5.00%, 08/01/25	225	272,887
5.00%, 11/01/25	145	177,508
Series A-1, 5.00%, 08/01/25	10	12,128
Series B-1, 5.00%, 08/01/25	250	303,207
Series C, 5.00%, 11/01/25	455	557,006
New York City Water & Sewer System RB
4.00%, 06/15/25	125	145,503
Series FF, 4.00%, 06/15/25	20	23,280
Series GG, 5.00%, 06/15/25	250	301,870
New York State Dormitory Authority RB
5.00%, 03/15/25	435	519,663
5.00%, 10/01/25	105	128,526
Series A, 5.00%, 02/15/25	330	392,845
Series A, 5.00%, 03/15/25	335	400,284
Series A, 5.00%, 07/01/25	205	242,697
Series B, 5.00%, 02/15/25	365	434,511
Series B, 5.50%, 03/15/25 (AMBAC),	160	193,987
Series D, 5.00%, 02/15/25	410	488,080
Series E, 5.00%, 02/15/25	35	41,665
Series E, 5.00%, 03/15/25	300	358,464
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/25	65	75,754
Series B, 5.00%, 06/15/25	200	241,786
Series D, 5.00%, 03/15/25	125	149,671
New York State Thruway Authority RB
5.00%, 01/01/25	190	223,326
Series L, 5.00%, 01/01/25	150	176,310
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/25	1,065	1,272,835
Series C, 5.00%, 03/15/25	15	17,927
Port Authority of New York & New Jersey RB
Series 189, 5.00%, 05/01/25	120	143,549
Series 205, 5.00%, 11/15/25	245	298,920
State of New York GO, 5.00%, 03/01/25	450	537,804
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/25	155	189,608
Series B, 5.00%, 11/15/25	270	330,285
		13,108,131

	Par
Security	(000)	Value

North Carolina — 2.5%
City of Charlotte NC COP, Series B, 5.00%, 06/01/25	$50	$60,213
City of Charlotte NC Water & Sewer System RB, 5.00%, 07/01/25	155	187,628
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	155	187,627
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	110	134,109
County of Buncombe NC, 5.00%, 06/01/25	100	120,522
County of Durham NC GO, 5.00%, 10/01/25	250	305,752
County of Forsyth NC GO
5.00%, 07/01/25	55	66,631
5.00%, 12/01/25	200	246,134
County of Guilford NC GO, 5.00%, 03/01/25	300	358,806
County of Iredell NC RB, 5.00%, 12/01/25	25	30,565
County of Johnston NC GO, 4.00%, 02/01/25	115	132,170
County of New Hanover NC GO, 5.00%, 08/01/25	100	121,533
County of Wake NC GO
Series A, 5.00%, 03/01/25	175	209,382
Series C, 5.00%, 03/01/25	110	131,612
County of Wake NC RB, 5.00%, 08/01/25	120	145,540
State of North Carolina GO
5.00%, 06/01/25	160	193,219
Series A, 5.00%, 06/01/25	145	175,105
Series B, 5.00%, 06/01/25	455	549,467
State of North Carolina RB, 5.00%, 03/01/25	95	113,193
		3,469,208
Ohio — 2.9%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	176,602
City of Cleveland OH GO, 5.00%, 12/01/25	110	134,484
City of Columbus OH GO
5.00%, 04/01/25	175	209,820
Series 1, 5.00%, 07/01/25	410	496,305
Series A, 4.00%, 04/01/25	90	104,177
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	25	29,165
Cleveland Department of Public Utilities Division of Water RB, 5.00%, 01/01/25	200	237,222
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/25	130	156,679
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	115	139,060
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
Series 2015-A, 5.00%, 12/01/25	330	405,943
Series B, 5.00%, 12/01/25	35	43,055
State of Ohio GO
5.00%, 08/01/25	100	121,233
Series A, 5.00%, 06/15/25	250	301,627
Series A, 5.00%, 09/01/25	65	79,047
Series B, 5.00%, 08/01/25	330	400,069
Series B, 5.00%, 09/01/25	185	224,980
Series B, 5.00%, 09/15/25	175	213,127
Series S, 5.00%, 05/01/25	50	60,046
Series V, 5.00%, 05/01/25	130	156,121
State of Ohio RB
5.00%, 04/01/25	100	119,116
Series A, 5.00%, 02/01/25	35	41,433
Series C, 5.00%, 12/01/25	80	97,634
		3,946,945
Oklahoma — 0.6%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	113,622

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oklahoma (continued)
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	$35	$40,348
Series A, 5.00%, 06/01/25	135	161,414
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	127,116
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	125	151,066
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	85	100,710
Oklahoma Water Resources Board RB, 5.00%, 04/01/25
(OK CERF)	100	119,897
		814,173
Oregon — 0.8%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	18,118
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 06/15/25	100	120,796
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/25 (GTD)	125	150,874
Portland Community College District GO, 5.00%, 06/15/25	280	337,822
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	125	153,176
Series C, 5.00%, 11/15/25	100	122,541
State of Oregon GO
Series H, 5.00%, 08/01/25	115	139,590
Series L, 5.00%, 08/01/25	50	60,692
		1,103,609
Pennsylvania — 2.8%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	255	305,222
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 10/01/25	520	632,450
Series B, 5.00%, 11/01/25	100	121,996
Commonwealth of Pennsylvania GO
5.00%, 09/15/25 (AGM),	20	24,419
First Series, 5.00%, 01/01/25	230	272,904
First Series, 5.00%, 02/01/25 (AGM),.	205	244,389
First Series, 5.00%, 08/15/25	360	437,436
First Series, 5.00%, 09/15/25	370	450,993
Second Series, 5.00%, 09/15/25	330	402,237
Series D, 5.00%, 08/15/25	40	48,604
County of Bucks PA GO, 5.00%, 06/01/25	45	54,235
Delaware County Authority RB, 5.00%, 12/01/25	60	72,490
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/25	100	120,511
Delaware River Port Authority RB, Series B, 5.00%, 01/01/25	220	259,151
Pennsylvania State University (The) RB, 5.25%, 08/15/25	50	61,242
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	40	49,119
Series A2, 5.00%, 12/01/25	175	214,895
Series B, 5.00%, 06/01/25	85	100,227
		3,872,520
Rhode Island — 0.3%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	195	232,826
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, Series B, 5.00%, 10/01/25	95	116,038
State of Rhode Island GO, Series A, 5.00%, 08/01/25	80	96,906
		445,770
South Carolina — 0.4%
City of Columbia SC Waterworks & Sewer System Revenue
RB, Series B, 5.00%, 02/01/25	250	297,265
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	50	61,343

	Par
Security	(000)	Value

South Carolina (continued)
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25	$100	$119,151
State of South Carolina GO, 5.00%, 04/01/25	100	119,943
		597,702
Tennessee — 2.2%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	50	61,318
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	200	244,082
County of Blount TN GO, 5.00%, 06/01/25	185	222,522
County of Hamilton TN GO
4.00%, 03/01/25	300	346,347
5.00%, 04/01/25	150	179,915
County of Montgomery TN GO, 5.00%, 04/01/25	130	155,687
County of Shelby TN GO
5.00%, 04/01/25	250	299,627
Series A, 5.00%, 04/01/25	110	131,836
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	240	284,460
5.00%, 07/01/25	210	253,688
Series A, 5.00%, 07/01/25	130	157,045
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/25	105	126,947
State of Tennessee GO, Series A, 5.00%, 08/01/25	70	85,073
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/25 (NPFGC),	190	232,898
Series B, 5.00%, 11/01/25	205	251,285
		3,032,730
Texas — 10.9%
Aldine Independent School District GOL, 5.00%, 02/15/25	125	148,854
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	230	273,787
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF),.	35	41,648
Series B, 5.00%, 02/15/25 (PSF),	100	118,994
Austin Independent School District GO
5.00%, 08/01/25 (PSF),.	150	182,074
Series B, 5.00%, 08/01/25 (PSF),	150	182,074
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	80	95,195
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	65	76,042
City of Arlington TX GOL, 5.00%, 08/15/25	60	72,906
City of Austin TX GOL, 5.00%, 09/01/25	125	152,014
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/25	50	61,218
City of Austin/TX GOL, 5.00%, 09/01/25	235	285,786
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/25	100	121,885
City of Frisco TX GOL, 5.00%, 02/15/25	90	107,175
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	65	78,016
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/25 (AGM)(a),	20	19,440
Series B, 5.00%, 11/15/25	115	140,922
Series D, 5.00%, 11/15/25	120	147,049
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	17,913

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
City of Plano TX GOL
5.00%, 09/01/25	$170	$206,825
Series A, 5.00%, 09/01/25	80	97,330
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	510	607,094
5.00%, 02/01/25 (ETM)	50	59,375
City of San Antonio TX GOL, 5.00%, 08/01/25	365	442,501
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	120	142,900
County of Bexar TX GOL, 5.00%, 06/15/25	50	60,301
County of Denton TX GOL, 5.00%, 05/15/25	75	90,167
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	100	119,062
County of Harris TX GOL, Series B, 5.00%, 10/01/25	275	335,613
County of Harris TX RB
5.00%, 08/15/25	150	181,962
Series A, 5.00%, 08/15/25	160	194,093
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	100	118,569
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	140	166,716
Dallas Area Rapid Transit RB, 5.00%, 12/01/25	140	171,613
Dallas Independent School District GO, Series A, 5.00%, 02/15/25 (PSF)	325	387,741
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	130	157,700
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	395	470,903
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	300	363,774
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	150	147,169
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	115	136,742
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	124,989
Series D, 5.00%, 02/15/25 (PSF),	35	41,663
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	105	125,037
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	65	77,462
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	40	48,453
Leander Independent School District GO 0.00%, 08/15/25 (PSF)(a),	20	19,623
Series A, 5.00%, 08/15/25 (PSF),	125	151,635
Series B, 0.00%, 08/15/25(a)	100	97,670
Lewisville Independent School District GO 5.00%, 08/15/25 (PSF),	85	103,198
Series B, 5.00%, 08/15/25	130	157,898
Lone Star College System GOL, Series B, 5.00%, 02/15/25	270	321,764
Lower Colorado River Authority RB 5.00%, 05/15/25	65	77,837
Series D, 5.00%, 05/15/25	130	155,675
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series B, 5.00%, 11/01/25	50	60,998
North East Independent School District/TX GO, 5.00%,
08/01/25 (PSF)	270	326,519
North Texas Municipal Water District RB, 5.00%, 06/01/25	200	239,850
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor Sys, 5.00%, 06/01/25	15	18,078
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/25	125	147,085

	Par
Security	(000)	Value

Texas (continued)
Northside Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	$40	$48,584
Northwest Independent School District, 5.00%, 02/15/28 (PR 02/15/25)	45	53,519
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	40	47,669
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/25	175	211,407
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25	215	259,729
Series B, 5.00%, 07/01/25	115	138,981
Round Rock Independent School District GO
5.00%, 08/01/25 (PSF),	30	36,400
Series A, 5.00%, 08/01/25 (PSF),	120	145,600
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF),	235	279,636
5.00%, 08/15/25 (PSF)	170	206,138
San Antonio Water System RB
Series A, 5.00%, 05/15/25	125	150,279
Series C, 5.00%, 05/15/25	70	84,156
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	130	157,898
State of Texas GO
5.00%, 04/01/25	130	155,746
5.00%, 08/01/25	140	169,866
5.00%, 10/01/25	55	67,151
Series A, 5.00%, 04/01/25	55	65,893
Series A, 5.00%, 08/01/25	130	157,733
Texas A&M University RB, Series C, 5.00%, 05/15/25	75	90,167
Texas State University System RB, 5.00%, 03/15/25	265	316,217
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/25	50	60,969
5.25%, 04/01/25	185	223,299
Series A, 5.00%, 10/01/25	610	743,816
Texas Water Development Board RB
5.00%, 04/15/25	175	209,970
Series A, 5.00%, 04/15/25	125	149,979
Series A, 5.00%, 10/15/25	180	220,086
Series B, 5.00%, 10/15/25	205	250,653
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	175	208,161
University of North Texas System RB, Series A, 5.00%, 04/15/25	50	59,713
University of Texas System (The) RB
5.00%, 08/15/25	145	176,263
Series C, 5.00%, 08/15/25	200	243,122
Series E, 5.00%, 08/15/25	115	139,795
Series H, 5.00%, 08/15/25	60	72,937
		14,878,108
Utah — 0.7%
Davis School District GO, Series B, 5.00%, 06/01/25	25	30,143
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	110	132,769
State of Utah GO, 5.00%, 07/01/25	240	290,990
University of Utah (The) RB
Series A, 4.00%, 08/01/25	75	87,500
Series A, 5.00%, 08/01/25	100	121,133
Series B1, 5.00%, 08/01/25 (SAP),	25	30,283
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	60	72,049
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/25	175	208,358
		973,225

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Vermont — 0.1%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	$40	$48,135
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	115	141,341
		189,476
Virginia — 4.5%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25 (SAW)	115	139,320
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	146,180
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	177,186
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	153,555
City of Richmond VA GO, Series B, 5.00%, 07/15/25 (SAW)	35	42,499
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	100	119,007
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	75	90,536
County of Arlington VA GO, Series B, 5.00%, 08/15/25	75	91,322
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	245,370
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	110	134,704
County of Henrico VA GO
5.00%, 07/15/25	50	60,639
Series A, 5.00%, 08/01/25 (SAW),.	500	607,415
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	45	52,676
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	41,605
Virginia Beach Development Authority RB, 5.00%, 04/01/25	150	179,294
Virginia College Building Authority RB
Series A, 5.00%, 02/01/25	40	47,615
Series A, 5.00%, 02/01/28 (PR 02/01/25)	125	148,711
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	356,907
Series B, 5.00%, 09/01/25	150	182,646
Series E, 5.00%, 02/01/25	410	488,236
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	205	245,274
5.00%, 05/15/25	30	36,124
5.00%, 09/15/25	105	128,038
Series A, 5.00%, 05/15/25	245	295,012
Virginia Public Building Authority RB
5.00%, 08/01/25	140	169,936
Series A, 5.00%, 08/01/25	140	169,936
Series B, 5.00%, 08/01/25	405	491,601
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	235	281,170
Series B, 5.00%, 08/01/25	150	182,075
Series C, 5.00%, 08/01/25	110	133,521
Virginia Resources Authority RB
5.00%, 11/01/25	410	502,729
Series C, 5.00%, 11/01/25	10	12,258
Series D, 4.00%, 11/01/25	30	35,357
		6,188,454
Washington — 5.9%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25	150	183,231
Series S-1, 5.00%, 11/01/25	100	122,154
City of Seattle WA Drainage & Wastewater Revenue RB,
5.00%, 07/01/25	90	108,812
City of Seattle WA GOL
5.00%, 06/01/25	125	150,773
5.00%, 12/01/25	110	135,196
	Par
Security	(000)	Value

Washington (continued)
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/25	$65	$77,813
Series C, 5.00%, 09/01/25	195	237,141
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	105	126,147
5.00%, 08/01/25	225	272,887
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	75	88,797
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	130	159,285
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	185	218,809
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	210	257,533
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	35	42,790
County of King WA GOL, 5.00%, 12/01/25	115	141,217
County of King WA Sewer Revenue, 5.00%, 01/01/25	200	237,222
County of Kitsap WA GOL, 5.00%, 06/01/25	40	48,209
County of Pierce WA GO, 5.00%, 08/01/25	100	120,933
County of Pierce WA GOL, Series A, 5.00%, 07/01/25	40	48,224
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	80	98,022
Energy Northwest RB
Series A, 5.00%, 07/01/25	435	525,284
Series C, 5.00%, 07/01/25	480	579,624
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	75	92,057
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	130	158,935
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	145	178,056
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	105	128,653
Port of Seattle WA RB, 4.00%, 02/01/25	70	79,166
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	134,792
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25	110	135,077
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	50	61,129
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	45	55,210
State of Washington COP
5.00%, 01/01/25	175	207,193
5.00%, 07/01/25 (ST INTERCEPT),	80	96,526
Series C, 5.00%, 07/01/25	45	54,296
State of Washington GO
5.00%, 02/01/25	175	208,239
Series A, 5.00%, 08/01/25	130	157,668
Series A-1, 5.00%, 08/01/25	120	145,540
Series B, 5.00%, 06/01/25	135	162,705
Series B, 5.00%, 08/01/25	80	97,026
Series D, 5.00%, 02/01/25	35	41,648
Series D, 5.00%, 06/01/25	750	903,915
Series F, 0.00%, 12/01/25 (AMBAC)(a),	240	233,837
Series R-2018C, 5.00%, 08/01/25	110	133,411
Series R-2018D, 5.00%, 08/01/25	250	303,207
University of Washington RB
5.00%, 04/01/25	110	131,836
Series B, 4.00%, 06/01/25	160	186,096
		8,066,321
West Virginia — 0.6%
State of West Virginia GO, Series A, 5.00%, 06/01/25	405	487,920

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

West Virginia (continued)
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/25	$140	$169,259
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	150	180,619
		837,798
Wisconsin — 1.3%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	335	403,587
State of Wisconsin GO
Series 2, 4.00%, 11/01/25	45	53,013
Series 2, 5.00%, 11/01/25	195	238,924
Series A, 5.00%, 05/01/25	245	294,573
Series B, 5.00%, 05/01/25	250	300,585
State of Wisconsin RB, Series A, 5.00%, 05/01/25	85	101,800
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	125	150,761
Series 2, 5.00%, 07/01/25	240	289,462
		1,832,705

Total Municipal Debt Obligations — 98.8%
(Cost: $131,228,189)		135,129,624

	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	125	$125,313

Total Short-Term Investments — 0.1%
(Cost: $125,293)		125,313

Total Investments in Securities — 98.9%
(Cost: $131,353,482)		135,254,937

Other Assets, Less Liabilities — 1.1%		1,516,709

Net Assets — 100.0%		$136,771,646

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$133,561	$—	$(8,705	)(a)	$449	$8	$125,313	125	$14	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations.	$—	$135,129,624	$—	$135,129,624
Money Market Funds	125,313	—	—	125,313
	$125,313	$135,129,624	$—	$135,254,937

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	GOL	General Obligation Limited
AGM	Assured Guaranty Municipal Corp.	GTD	Guaranteed
AMBAC	Ambac Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance Co.	PR	Prerefunded
COP	Certificates of Participation	PSF	Permanent School Fund
ETM	Escrowed to Maturity	RB	Revenue Bond
GO	General Obligation	SAP	Subject to Appropriations

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2021

Portfolio Abbreviations - Fixed Income (continued)

SAW	State Aid Withholding
ST	Special Tax